Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Millions	Taxes	Royalties	Fees	Bonuses	Infrastructure	Total Payments
Total	$ 13.7	$ 387.6	$ 20.7	$ 6.3	$ 1.0	$ 429.3
Utah Project
Total		16.5	1.3			17.8
North Dakota Project
Total		14.2				14.2
Oklahoma Project
Total		5.9				5.9
Wyoming Project
Total		0.9				0.9
Other Project
Total		0.1				0.1
Province of British Columbia Project
Total	5.4	229.3	13.4		$ 1.0	249.1
Province of Alberta Project
Total	$ 8.3	$ 120.7	5.6	$ 6.3		140.9
Province of Ontario Project
Total			$ 0.4			$ 0.4